UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Group
Address:	 1 Battery Park Plaza, 7th floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	May 12, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	23
Form 13F Information Table Value Total:	$102,502,000

List of Other Included Managers:
NONE

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FORM 13F INFORMATION TABLE

                                                            VALUE   SHRS OR SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASSCUSIP     (x$1000)PRN AMT PRN CALLDISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY CORP-DEL                  COM           017175100     5629   16484 SH            SOLE              16484      0    0
ALLIED WASTE INDUSTRIES INC         COM           019589308     6216  575000 SH            SOLE             575000      0    0
BERKSHIRE HATHAWAY INC DEL CL B     CL B          084670207     2236     500 SH            SOLE                500      0    0
BERKSHIRE HATHAWAY INC-DEL-         CL A          084670108     2401      18 SH            SOLE                 18      0    0
CENVEO INC                          COM           15670S105     5525  528250 SH            SOLE             528250      0    0
CITIGROUP INC                       CL A          20030N101     3106  145000 SH            SOLE             145000      0    0
DARWIN PROFESSIONAL                 COM           237502109     1706   75848 SH            SOLE              75848      0    0
ENCORE WIRE CORP                    COM           292562105     1196   65700 SH            SOLE              65700      0    0
FEDERAL NATL MTG ASSN               COM           313586109     1053   40000 SH            SOLE              40000      0    0
FIDELITY NATIONAL FINANCIAL         COM           31620R905     7882  430000 SH            SOLE             430000      0    0
H & R BLOCK  INC                    COM           093671105     1038   50000 SH            SOLE              50000      0    0
JARDEN CORPORATION                  COM           471109108     6710  308645 SH            SOLE             308645      0    0
MOHAWK INDUSTRIES INC               COM           608190104     6803   95000 SH            SOLE              95000      0    0
NVR INC                             COM           62944T105     9862   16506 SH            SOLE              16506      0    0
ONEBEACON INSURANCE GROUP           CL A          G67742109      950   49926 SH            SOLE              49926      0    0
POPULAR INC                         COM           733174106     6180  530000 SH            SOLE             530000      0    0
SHERWIN WILLIAMS CO                 COM           824348106     5716  112000 SH            SOLE             112000      0    0
SP ACQUISITION HOLDINGS INC         COM           78470A104      813   83100 SH            SOLE              83100      0    0
STREETTRACKS GOLD TRUST             GOLD SHS      863307104     6781   75000 SH            SOLE              75000      0    0
THOR INDUSTRIES INC                 COM           885160101     2405   80772 SH            SOLE              80772      0    0
WASTE MANAGEMENT INC                COM           94106L109     4698  140000 SH            SOLE             140000      0    0
WELLS FARGO & CO                    COM           949746101     5529  190000 SH            SOLE             190000      0    0
WHITE MTNS INS GROUP INC            COM           G9618E107     8066   16805 SH            SOLE              16805      0    0


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